Income Taxes - Reconciliation of income taxes at the statutory rate to the provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes (“EBT”)	$ 497	$ 256	$ 381
Income taxes at statutory rate	104	54	133
Effect of permanent items	(2)	(7)	(4)
Effect of change in U.S. corporate tax rate	0	0	(24)
Provision for income taxes as shown in the statement of earnings	$ 102	$ 47	$ 105
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT	21.00%	21.00%	35.00%
Effect of permanent items as a percentage of EBT	0.00%	(3.00%)	(1.00%)
Effect of change in U.S. corporate tax rate as a percentage of EBT	0.00	0.00	(0.06)
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT	21.00%	18.00%	28.00%